Financial Risk Management - Fair Value and Carrying Amount of Financial Assets and Liabilities Including Fair Value Hierarchy (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024		Dec. 31, 2023
Disclosure of detailed information about financial instruments [Line items]
Borrowings	₩ 615,600	[1]	₩ 718,078
Debentures	8,511,280	[1]	8,325,643
Assets	7,488,373		6,624,156
Financial liabilities	15,913,626		15,639,956
Measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
FVTPL	748,582		962,623
Derivative hedging instruments	270,797		116,210
FVOCI	1,739,133		1,398,734
Assets	2,758,512		2,477,567
FVTPL	2,689		295,876
Derivative hedging instruments	748		9,212
Financial liabilities	3,437		305,088
Not measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
Borrowings	619,325		695,320
Debentures	8,582,255		8,052,193
Long-term payables – other	930,604		1,294,977
Financial liabilities	10,132,184		10,042,490
Carrying amount [member] | Measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
FVTPL	748,582		962,623
Derivative hedging instruments	270,797		116,210
FVOCI	1,739,133		1,398,734
Assets	2,758,512		2,477,567
FVTPL	2,689		295,876
Derivative hedging instruments	748		9,212
Financial liabilities	3,437		305,088
Carrying amount [member] | Not measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
Borrowings	615,600		718,078
Debentures	8,511,280		8,325,643
Long-term payables – other	907,720		1,260,453
Financial liabilities	10,034,600		10,304,174
Level 1 [member] | Measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
FVTPL	0		0
Derivative hedging instruments	0		0
FVOCI	1,088,578		1,135,832
Assets	1,088,578		1,135,832
FVTPL	0		0
Derivative hedging instruments	0		0
Financial liabilities	0		0
Level 1 [member] | Not measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
Borrowings	0		0
Debentures	0		0
Long-term payables – other	0		0
Financial liabilities	0		0
Level 2 [member] | Measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
FVTPL	539,481		649,649
Derivative hedging instruments	270,797		116,210
FVOCI	171,967		0
Assets	982,245		765,859
FVTPL	0		0
Derivative hedging instruments	748		9,212
Financial liabilities	748		9,212
Level 2 [member] | Not measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
Borrowings	619,325		695,320
Debentures	8,582,255		8,052,193
Long-term payables – other	930,604		1,294,977
Financial liabilities	10,132,184		10,042,490
Level 3 [member] | Measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
FVTPL	209,101		312,974
Derivative hedging instruments	0		0
FVOCI	478,588		262,902
Assets	687,689		575,876
FVTPL	2,689		295,876
Derivative hedging instruments	0		0
Financial liabilities	2,689		295,876
Level 3 [member] | Not measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
Borrowings	0		0
Debentures	0		0
Long-term payables – other	0		0
Financial liabilities	₩ 0		₩ 0

[1]	The contractual cash flow is amount that includes interest payables